Prepaid Expenses and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	June 30,	December 31,
(in thousands)	2024	2023

Prepaid expenses	$1,141	$1,107
Tax authorities	47	116
Others	1,212	113
	$2,400	$1,336